Financial risk management objectives and policies (Details)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Borrowings, Percentage Bearing Fixed Interest, Percentage Rate		10.00%
Net debt to adjusted book capitalisation plus net debt ratio	27.00%	83.00%
Minimum
Disclosure of detailed information about financial instruments [line items]
Net debt to adjusted book capitalisation plus net debt ratio	60.00%
Maximum
Disclosure of detailed information about financial instruments [line items]
Net debt to adjusted book capitalisation plus net debt ratio	80.00%